UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes.)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.  [     ]

[X] Post-Effective Amendment No. [ 31 ]

and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [ 36 ]

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VOLUMETRIC FUND, INC

(Name of Registrant as specified in Charter)

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Address of Principal Executive Officers)

(845) 623-7637

(Phone number of registrant)

GABRIEL J. GIBS

VOLUMETRIC FUND, INC

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 11, 2016

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It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[  ] (Date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Orangetown, and State of New York on the eleventh day of April 2016.

VOLUMETRIC FUND, INC.

By: Gabriel J. Gibs, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and dates indicated.

 /s/ Gabriel Gibs___________________________

_April 11, 2016  __

Gabriel J. Gibs, Chairman of the Board and Director

  Date

_/s/ Irene Zawitkowski________________________

_April 11, 2016___

Irene J. Zawitkowski, CEO and Director

  Date

_/s/ Richard Brega___________________________

_April 11, 2016  __

Richard Brega, Jr., Independent Director

  Date

_/s/ Joseph Haupl___________________________

_April 11, 2016  __

Joseph Haupl, Independent Director

  Date

_/s/ Alexandre Olbrecht______________________

 _April 11, 2016  _

Alexandre M. Olbrecht, Dr. Independent Director

  Date

_/s/ Stephen Samitt_________________________

 _April 11, 2016  _

Stephen J. Samitt, Independent Director

  Date

_/s/ Allan Samuels__________________________

 _April 11, 2016  _

Allan A. Samuels, Independent Director

  Date

_/s/ David Seidenberg_______________________

 _April 11, 2016   _

David L. Seidenberg, Independent Director

  Date

_/s/ Raymond Sheridan______________________

 _April 11, 2016  _

Raymond W. Sheridan, Independent Director

  Date

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase